The Groups business and general information	12 Months Ended
Jun. 30, 2025
The Groups business and general information
The Group's business and general information

1. The Group’s business and general information

Cresud was founded in 1936 as a subsidiary of Credit Foncier, a Belgian company primarily engaged in providing rural and urban loans in Argentina and administering real estate holdings foreclosed by Credit Foncier. Credit Foncier was liquidated in 1959, and as part of such liquidation, the shares of Cresud were distributed to Credit Foncier’s shareholders. From the 1960s through the end of the 1970s, the business of Cresud shifted exclusively to agricultural activities.

In 2002, Cresud acquired a 19.85% interest in IRSA, a real estate company related to certain shareholders of Cresud. In 2009, Cresud increased its ownership percentage in IRSA to 55.64% and IRSA became Cresud’s direct principal subsidiary.

Cresud and its subsidiaries are collectively referred to hereinafter as the Group.

Main shareholders´ of the Company are jointly Inversiones Financieras del Sur S.A., Agroinvestment S.A and Consultores Venture Capital Uruguay S.A.. These entities are companies incorporated in Uruguay and belong to the same controlling group and the ultimate beneficiary is Eduardo S. Elsztain.

The Board of Directors has approved these Financial Statements for issuance on October 23, 2025.

As of June 30, 2025, the Group operates in two major lines of business: (i) agricultural business and (ii) urban properties and investments business.

Agricultural Business

Within the agricultural business, the Group, through Cresud, engaged in the operation of crop production, cattle feeding, raising, fattening and slaughtering, milk production, sugarcane production, brokerage activities and sale of supplies. The Group currently has agricultural operations and investments in Argentina, Brazil, Paraguay and Bolivia.

Cresud's shares are listed on the BYMA (BYMA: CRES) and the NASDAQ (NASDAQ: CRESY). The shares of our subsidiary BrasilAgro are listed and traded on both the Novo Mercado del BOVESPA (SAO: AGRO3) and the NYSE (NYSE: LND).

Urban Properties and Investments Business

The activities of the urban properties and investments business are carried out mainly through IRSA. Through IRSA, the Group manages, develops and owns 16 shopping malls in Argentina, 5 office buildings, 3 hotels and an extensive land reserve for future mixed-use developments, and since 2009 it has entered the US real estate market, mainly through the acquisition of non-controlling interests in office buildings and hotels. Indistinctly through IRSA, the Group also develops residential properties for sale. The Group uses the term “real estate” interchangeably in these Consolidated Financial Statements to denote investment activities, development and/or sale of properties.

The activities of the “Others” segment of the Group are carried out mainly through BHSA, in which IRSA holds, directly and indirectly, a 29.12% stake (See note 8). BHSA is a commercial bank that offers a wide range of banking activities and related financial services to individuals, small, medium and large companies, including the granting of mortgage loans. BHSA's shares are listed on BYMA (Merval: BHIP).

Economic context in which the Group operated - Argentina

The Group carried out its activities mainly in Argentina, in an economic environment characterized by significant fluctuations in key macroeconomic variables. The most relevant aspects are summarized below:

•

Economic Activity: In the second half of 2024, the Argentine economy showed a recovery after the contraction of the first half, with a year-on-year growth of 6.6% in the Monthly Economic Activity Estimator (EMAE). In the first half of 2025, the performance was mixed, with some sectors continuing to expand while others slowed down or halted their growth pace.

•

Inflation: Between July 1, 2024, and June 30, 2025, accumulated inflation, measured by the Consumer Price Index (CPI), reached 39.4%. In the last months of the first half of 2025, the inflation rate showed a downward trend in a context of exchange rate regime flexibility. According to the Market Expectations Survey (REM), annual inflation projected for December 2025 is estimated at 27.3%.

•

Exchange Rate: Over the same period, and following the signing of a new agreement with the International Monetary Fund (IMF) in April 2025, the previous scheme of gradual monthly exchange rate adjustments (crawling peg) of 1% was replaced by a managed float within bands. The Argentine peso depreciated against the US dollar, moving from an exchange rate of ARS 912 per dollar at the beginning of the fiscal year to ARS 1,205 per dollar at year-end.

•

Fiscal Surplus: In the first half of 2025, the national public sector recorded a fiscal surplus equivalent to 0.4% of GDP, associated with the adjustment measures implemented during 2024 to balance public accounts, reduce monetary financing needs, and contain inflation.

Between the second half of 2024 and the first half of 2025, the Government maintained fiscal surplus as the cornerstone of its economic policy, complemented by deregulation measures, structural reforms, and changes in the tax and trade system. The main measures included:

•

In the second half of 2024, Congress enacted the “Law of Bases and Starting Points for the Freedom of Argentinians,” which granted legislative powers to the Executive Branch in key areas until the end of 2025 and introduced an incentive regime for large investments (RIGI).

•

In tax and agribusiness matters, export duties were eliminated for dairy, pork, and certain beef cuts, while rates were reduced for cattle, poultry, wheat, and barley. In parallel, inflation showed a downward trend, and a fiscal surplus was achieved during the year.

•

In the first half of 2025, an agreement was signed with the International Monetary Fund for USD 20 billion, which allowed the flexibilization of the exchange rate regime and the adoption of a band system between ARS 1,000 and ARS 1,400 per dollar for the official exchange rate.

•

In the agricultural sector, a temporary reduction of export duties on grains was implemented to encourage exports, and live cattle exports were reauthorized. Additionally, beef export duties were reduced from 9% to 6.75%. In July 2025, this reduction became permanent and was extended to meat, grains, and oilseeds, with the commitment to maintain it during the current administration.

The Company’s Board of Directors continuously monitors the evolution of variables affecting its business in order to define its course of action and identify potential impacts on its financial position and results. The Group’s financial statements should be read in light of these circumstances.

Economic context in which the Group operated - Brazil

New Tariffs Imposed by the United States of America – Impact Analysis

The recent tariff measures adopted by the United States on agricultural products have created an environment of uncertainty in the international market. The implementation and subsequent partial revocation of such tariffs over brief periods have generated instability, hindering the establishment of reliable parameters for projections and significantly increasing volatility in commodity and foreign exchange markets.

The main points of attention are as follows:

•	Uncertainty in measures and increased volatility: it is still premature to conclude on the definitive impacts, given that the tariffs have been implemented intermittently.

•

Potential competitiveness gains for Brazil: should U.S. tariffs remain in place on agricultural exports to certain markets, Brazilian agricultural products could indirectly benefit, strengthening their international competitiveness.

•

Effects on commodity prices: the imposition of tariffs tends to exert downward pressure on international agricultural commodity prices. Conversely, this may lead to improved export premiums for products such as soybeans, corn, and cotton, benefiting producers and exporters.

•

Exchange rate volatility and economic effects: heightened international instability has increased foreign exchange volatility. These fluctuations directly affect production costs – due to the import of inputs – and revenues tied to exports, requiring the Company to adopt more rigorous financial and hedging strategies to mitigate risks and protect margins.

BrasilAgro continues to permanently monitor U.S. trade policies and their effects on global markets. The focus remains on strategic risk management and the identification of opportunities to expand product competitiveness, ensuring operational sustainability and stable results even in adverse scenarios.

Risks Associated with Climate Change

In the State of Bahia, the occurrence of water deficits between February and March significantly affected the development of cotton, bean, and soybean crops, compromising agricultural productivity in the region.

In Mato Grosso, excessive rainfall during the harvest period negatively impacted soybean quality, increasing the proportion of damaged grains. In addition, delays in the onset of rains affected the planting calendar in certain areas, making crop establishment more difficult.

With respect to sugarcane cultivation, adverse effects continue as a result of the fires recorded in 2024 and the drought that occurred at the beginning of 2025, both of which compromised sugarcane yields. Despite the rains recorded at the end of 2024, the main productivity indicators, such as TCH (tons of cane per hectare) and ATR (total recoverable sugars), remained below initial projections.

Retroactive Restatement of Previously Issued Financial Statements – Correction in the Inflation Adjustment of the Share Premium Related to the Exercise of Warrants

While preparing the financial statements for the year ended June 30, 2025, the Company’s management identified an error in the computation of the inflation adjustment of the share premium arising from the exercise of warrants during the fiscal years ended June 30, 2024, 2023, and 2022.

This error resulted in a duplication of the recognition of the inflation adjustment of the share premium related to the exercise of warrants, which led to an incorrect inflation adjustment loss reported in the income statement for those years. This error also impacts other items such as management fees, which should have resulted in a higher income tax carryforward. However, since tax loss carryforwards are provided for, this correction did not affect the income tax charge for the years presented.

As a result of the foregoing, the Company retroactively restated the affected items of its previously issued financial statements, correcting the identified error in accordance with IAS 8. The impacts were determined for each of the relevant fiscal years and are detailed below:

	06.30.2024 As previously reported	RECPAM (Inflationary effect)	06.30.2024	Error correction	06.30.2024 Restated
Current liabilities
Trade and other payables	248,494	97,957	346,451	2,164	348,615
Total Current liabilities	657,605	259,231	916,836	2,164	919,000
TOTAL LIABILITIES	1,909,201	752,611	2,661,812	2,164	2,663,976

SHAREHOLDERS’ EQUITY
Shareholders' equity	696,243	274,460	970,703	(2,164)	968,539
TOTAL SHAREHOLDERS' EQUITY	1,563,910	616,495	2,180,405	(2,164)	2,178,241

	06.30.2024 As previously reported	RECPAM (Inflationary effect)	06.30.2024	Error correction	06.30.2024 Restated
Management fees	(7,866)	(3,101)	(10,967)	(1,978)	(12,945)
Loss from operations	(136,236)	(53,703)	(189,939)	(1,978)	(191,917)
Inflation adjustment	(42,545)	(16,771)	(59,316)	19,789	(39,527)
Financial results, net	135,391	53,372	188,763	19,789	208,552
Profit for the year	93,980	37,048	131,028	17,811	148,839

Profit for the year per share attributable to equity holders of the parent:
Basic	132.44	52.20	184.64	30.07	214.71
Diluted	111.80	44.07	155.87	25.38	181.25

	06.30.2024 As previously reported	RECPAM (Inflationary effect)	06.30.2024	Error correction	06.30.2024 Restated
Net cash generated from operating activities before income tax paid	77,079	30,385	107,464	19,789	127,253
Net cash generated from operating activities	68,610	27,047	95,657	19,789	115,446
Exercise of warrants	16,428	6,474	22,902	(19,789)	3,113
Net cash used in financing activities	(208,529)	(82,202)	(290,731)	(19,789)	(310,520)

	06.30.2023 As previously reported	RECPAM (Inflationary effect)	06.30.2023	Error correction	06.30.2023 Restated
Current liabilities
Trade and other payables	282,108	111,208	393,316	185	393,501
Total Current liabilities	724,553	285,615	1,010,168	185	1,010,353
TOTAL LIABILITIES	2,178,387	858,724	3,037,111	185	3,037,296

SHAREHOLDERS’ EQUITY
Shareholders' equity	778,999	307,083	1,086,082	(185)	1,085,897
TOTAL SHAREHOLDERS' EQUITY	1,794,577	707,425	2,502,002	(185)	2,501,817

	06.30.2023 As previously reported	RECPAM (Inflationary effect)	06.30.2023	Error correction	06.30.2023 Restated
Management fees	(17,683)	(6,971)	(24,654)	(169)	(24,823)
Loss from operations	(75,750)	(29,867)	(105,617)	(169)	(105,786)
Inflation adjustment	41,526	16,376	57,902	1,688	59,590
Financial results, net	90,159	35,548	125,707	1,688	127,395
Profit for the year	290,458	114,500	404,958	1,519	406,477

Profit for the year per share attributable to equity holders of the parent:
Basic	270.75	106.72	377.47	2.53	380.00
Diluted	237.94	93.79	331.73	2.23	333.96

	06.30.2023 As previously reported	RECPAM (Inflationary effect)	06.30.2023	Error correction	06.30.2023 Restated
Net cash generated from operating activities before income tax paid	155,140	61,156	216,296	1,688	217,984
Net cash generated from operating activities	133,654	52,686	186,340	1,688	188,028
Exercise of warrants	1,928	760	2,688	(1,688)	1,000
Net cash used in financing activities	(337,137)	(132,900)	(470,037)	(1,688)	(471,725)